Schedule of Investments

CCM Core Impact Equity Fund (Formerly Quaker Impact Growth Fund)
March 31, 2021 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 93.0%
Communications — 20.6%
E-Commerce/Products — 6.5%
Alibaba Group Holding Ltd. - ADR (a) f	2,000	$453,460
Amazon.com Inc. (a)	1,200	3,712,896
eBay Inc.	4,000	244,960
		4,411,316
Internet Content-Entertainment — 4.8%
Facebook Inc. Cl A (a)	11,000	3,239,830
Internet Content-Info/News — 1.2%
Tencent Holdings Ltd. - ADR f	10,000	798,000

Radio — 1.3%
Liberty Media Corp.-Liberty SiriusXM Cl A (a)	20,000	881,600
Web Portals/Internet Service Providers — 6.8%
Alphabet Inc. Cl A (a)	1,102	2,272,897
Alphabet Inc. Cl C (a)	1,100	2,275,493
		4,548,390
Total Communications (Cost $8,298,352)		13,879,136

Consumer, Cyclical — 5.9%
Distribution/Wholesale — 1.7%
IAA Inc. (a)	9,000	496,260
LKQ Corp. (a)	15,000	634,950
		1,131,210
Retail-Automobile — 2.8%
Asbury Automotive Group Inc. (a)	5,400	1,061,100
Lithia Motors Inc.	2,000	780,180
		1,841,280
Retail-Restaurants — 1.4%
Starbucks Corp.	8,844	966,384
Total Consumer, Cyclical (Cost $2,591,989)		3,938,874

Consumer, Non-cyclical — 20.8%
Brewery — 1.0%
Constellation Brands Inc.	3,000	684,000
Commercial Services — 1.6%
Quanta Services Inc.	12,500	1,099,750
Commercial Services-Finance — 1.3%
FleetCor Technologies Inc. (a)	3,200	859,616
Diagnostic Equipment — 1.5%
Thermo Fisher Scientific Inc.	2,181	995,365
Food-Confectionery— 0.5%
Mondelez International Inc.	6,000	351,180
Medical Instruments — 2.2%
Boston Scientific Corp. (a)	14,000	541,100
Edwards Lifesciences Corp. (a)	3,810	318,668
Intuitive Surgical Inc. (a)	854	631,055
		1,490,823
Medical Products — 1.9%
The Cooper Cos. Inc.	1,479	568,069
LivaNova PLC (a) f	3,000	221,190
Stryker Corp.	1,956	476,442
		1,265,701
Medical-Biomedical/Genetics — 1.0%
Amgen Inc.	2,600	646,906
Medical-Drugs — 2.3%
Bristol-Myers Squibb Co.	10,000	631,300
Merck & Co Inc.	12,000	925,080
		1,556,380
Medical-Health Maintenance Organization — 2.2%
Anthem Inc.	4,100	1,471,695
Medical-Wholesale Drug Distributors — 2.4%
AmerisourceBergen Corp.	11,000	1,298,770
McKesson Corp.	1,800	351,072
		1,649,842
Pharmacy Services — 2.9%
Cigna Corp.	8,000	1,933,920
Total Consumer, Non-cyclical (Cost $10,956,090)		14,005,178

Energy — 1.6%
Energy-Alternate Sources — 1.6%
Enviva Partners LP	21,500	1,039,095
Total Energy (Cost $615,820)		1,039,095

Financial — 21.9%
Commercial Banks — 1.1%
Financial Institutions Inc.	24,823	751,889
Diversified Banking Institutions — 3.2%
Bank of America Corp.	20,000	773,800
JPMorgan Chase & Co.	9,000	1,370,070
		2,143,870
Finance-Credit Card — 5.3%
Discover Financial Services	20,500	1,947,295
Visa Inc. Cl A	7,600	1,609,148
		3,556,443
Finance-Leasing Company — 1.2%
PROG Holdings Inc.	19,122	827,791
Insurance Brokers — 1.0%
Willis Towers Watson PLC f	3,000	686,640
Investment Management/Advisory Services — 4.2%
Ameriprise Financial Inc.	4,000	929,800
BlackRock Inc.	2,500	1,884,900
		2,814,700
Life/Health Insurance — 0.9%
Principal Financial Group Inc.	10,000	599,600
Property/Casualty Insurance — 5.0%
Arch Capital Group Ltd. (a) f	18,000	690,660
Berkshire Hathaway Inc. Cl B (a)	6,300	1,609,461
Fidelity National Financial Inc.	25,000	1,016,500
		3,316,621
Total Financial (Cost $10,910,152)		14,697,554

Industrial — 1.0%
Metal Processors & Fabricators — 1.0%
Rexnord Corp.	7,000	329,630
The Timken Co.	4,500	365,265
		694,895
Total Industrial (Cost $658,190)		694,895

Technology — 18.8%
Applications Software — 5.6%
Microsoft Corp.	16,000	3,772,320
Computers — 7.7%
Apple Inc.	23,000	2,809,450
Dell Technologies Inc. (a)	27,000	2,380,050
		5,189,500
Data Processing/Management — 3.0%
Fiserv Inc. (a)	17,000	2,023,680
ImageWare Systems Inc. (a)	125,000	10,062
		2,033,742
Electronic Components-Semiconducters — 1.0%
NVIDIA Corp.	1,250	667,413
Electronic Forms — 1.5%
Adobe Inc. (a)	2,087	992,097
Total Technology (Cost $6,907,246)		12,655,072

Utilities — 2.4%
Electric-Generation — 1.2%
Brookfield Renewable Corp. f	3,853	180,321
Brookfield Renewable Partners LP f	15,414	656,636
		836,957
Electric-Integrated — 1.2%
NextEra Energy Inc.	10,500	793,905
Total Utilities (Cost $980,798)		1,630,862
Total Common Stocks
(Cost $41,918,637)		62,540,666

Real Estate Investment Trusts — 4.9%
Apartments — 2.3%
Independence Realty Trust Inc.	100,000	1,520,000
Diversified — 2.6%
American Tower Corp.	3,000	717,180
Equinix Inc.	990	672,794
WP Carey Inc.	5,000	353,800
		1,743,774
Total Real Estate Investment Trusts
(Cost $2,415,740)		3,263,774

Escrow Shares — 0.0%
Consumer, Cyclical — 0.0%
Airlines — 0.0%
AMR Corp. Escrow (a)*^	218,835	35,014
Total Escrow Shares
(Cost $24,536)		35,014
	Par Value
Escrow Notes — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
CB Trailer Bridge Inc. Escrow (Toys R Us) (a)+*^	$ 66,000	0
Total Consumer, Cyclical (Cost $65,792)		0
Total Escrow Notes
(Cost $65,792)		0
Total Long-Term Investments
(Cost $44,424,705)		65,839,454
	Number of Shares
Short-Term Investments — 2.4%
Money Market Fund — 2.4%
First American Government Obligations Fund, Cl X, 0.036% (b)	1,574,940	1,574,940
Total Short-Term Investments
(Cost $1,574,940)		1,574,940
Total Investments
(Cost $45,999,645) — 100.3%		67,414,394
Liabilities in Excess of Other Assets, Net (0.3)%		(175,248)
Total Net Assets — 100.0%		$67,239,146

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of March 31, 2021.
f	Foreign issued security.
+	Default Security.
*	Indicates an illiquid security. Total market value for illiquid securities is $35,014, representing 0.0% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $35,014, representing 0.0% of net assets and level 3 securities.

CCM Core Impact Equity Fund (Formerly Quaker Impact Growth Fund)
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$62,540,666	$-	$-	$62,540,666
Real Estate Investment Trusts	3,263,774	-	-	3,263,774
Escrow Shares (1)	-	-	35,014	35,014
Escrow Notes (1)	-	-	0	0
Money Market Fund	1,574,940	-	-	1,574,940
Total Investments in Securities	$67,379,380	$-	$35,014	$67,414,394

(1) See the CCM Core Impact Equity Fund's Schedule of Investments for industry classifications of the two Escrow securities noted as Level 3.

Level 3 Reconciliation
The following is a reconciliation of the CCM Core Impact Equity Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2020	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2021
Escrow Shares	$28,449	$-	$-	$-	$6,565	$-	$-	$35,014
Escrow Notes	$0	$-	$-	$-	$-	$-	$-	$0
Total	$28,449	$-	$-	$-	$6,565	$-	$-	$35,014
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2021								$6,565

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2021:

	Fair Value at	Valuation	Unobservable	Input
	March 31, 2021	Technique	Input	Values
Escrow Shares
Airlines	$35,014	Market approach	Estimated obligations to other parties	60mm*

Escrow Notes
Retail	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00**

* An increase in the unobservable input would decrease the valuation and a decrease in the unobservable input would increase the valuation.
** An increase in the unobservable input would increase the valuation and a decrease in the unobservable input would decrease the valuation.